Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information
9.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the nine months period ended September 30, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2020	September 30, 2019
Decrease in accounts receivables	43	27
Decrease in prepaid expenses	14	9
Decrease in trade payables and accrued liabilities	(66)	(21)
Total changes in working capital	(9)	15

During the nine months period ended September 30, 2020, the Company:

i)	transferred $2,812,376 from reserve to deficit;
ii)	recorded $6,958 the net change for accrued in exploration and evaluation expenditures;
iii)	Recorded $139,164 as a further investment in PNR among which $134,447 through reduction of amount receivable from PNR.

During the nine months period ended September 30, 2019, the Company:

i)	transferred $3,538,593 from reserve to deficit;
ii)	recorded $174,188 in accrued exploration and evaluation expenditures.